UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21162

Name of Fund:  BlackRock Fundamental Growth Principal Protected Fund of
               BlackRock Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 - 02/28/07

Item 1 - Report to Stockholders


ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES   FIXED INCOME   LIQUIDITY
REAL ESTATE


BlackRock Fundamental Growth
Principal Protected Fund

OF BLACKROCK PRINCIPAL PROTECTED TRUST


SEMI-ANNUAL REPORT
FEBRUARY 28, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


BlackRock Fundamental Growth
Principal Protected Fund of
BlackRock Principal Protected Trust
P.O. Box 9011
Princeton, NJ 08543-9011


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BlackRock Fundamental Growth Principal Protected Fund


Portfolio Information as of February 28, 2007


Ten Largest Holdings                           Percent of
(Equity Investments)                           Net Assets

General Electric Co.                               2.0%
Cisco Systems, Inc.                                1.8
Google, Inc. Class A                               1.5
Genentech, Inc.                                    1.4
Lockheed Martin Corp.                              1.3
Coach Inc.                                         1.3
Starbucks Corp.                                    1.3
Thermo Fisher Scientific, Inc.                     1.3
The Proctor & Gamble Co.                           1.2
Exxon Mobil Corp.                                  1.2



                                               Percent of
                                                 Total
Asset Mix                                     Investments

Common Stocks                                     58.1%
U.S. Government Obligations                       41.4
Other*                                             0.5

 * Includes portfolio holdings in short-term investments.



Five Largest Industries                        Percent of
(Equity Investments)                           Net Assets

Energy Equipment & Services                        5.5%
Capital Markets                                    3.9
Communications Equipment                           3.4
IT Services                                        3.4
Internet Software & Services                       3.1


   For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



A Letter to Shareholders


Dear Shareholder

The new year began on a positive note for most financial markets, continuing the momentum from the fourth quarter of 2006. At the end of February, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, geopolitical concerns related to Iran's nuclear program and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally good global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed early in 2007 as the economic data strengthened. Prices improved (and yields fell) again in February as equities struggled. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.68% on February 28, 2007, while the one-month Treasury offered the highest yield on the curve at 5.24%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now, but acknowledge that the combination of a mild economic slowdown and moderating inflation could prompt an interest rate cut later in 2007.

Notwithstanding the volatility along the way, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended February 28, 2007:


Total Returns as of February 28, 2007                                      6-month       12-month
U.S. equities (Standard & Poor's 500 Index)                                + 8.93%        +11.97%
Small cap U.S. equities (Russell 2000 Index)                               +10.76         + 9.87
International equities (MSCI Europe, Australasia, Far East Index)          +12.17         +21.07
Fixed income (Lehman Brothers Aggregate Bond Index)                        + 3.66         + 5.54
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)             + 2.89         + 4.96
High yield bonds (Credit Suisse High Yield Index)                          + 8.62         +12.36


If the recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Trustee



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



A Discussion With Your Fund's Portfolio Manager


The Fund continued to meet its primary objective of preserving investor principal during the semi-annual reporting period.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended February 28, 2007, BlackRock Fundamental Growth Principal Protected Fund's Institutional, Investor A, Investor B and Investor C Shares had total returns of +1.58%, +1.58%, +1.20% and +1.09%, respectively. For the same period, the Fund's all-equity benchmark, the S&P 500 Citigroup Growth Index, returned +7.18%, while the broader U.S. equity market, as measured by the S&P 500 Index, gained 8.93%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Lipper category of Mixed-Asset Target Allocation Growth Funds posted an average return of +7.56% for the six-month period. (By portfolio practice, funds in this Lipper category maintain a mix of 60% - 80% equity securities, with the remainder invested in bonds, cash and cash equivalents.)

The Fund incorporates a fixed income component and, therefore, its returns will necessarily differ from those of the equity markets alone. The fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned +3.66% for the six-month period. Given the comparatively strong performance of the equity markets, the fixed income component hindered the Fund's results. Likewise, the positioning of the equity portfolio detracted from performance in what was a challenging period for the large cap growth style of investing.

During the six-month reporting period, small- and mid-sized companies led the market out of the bottom that had been reached in mid-July 2006. In addition, a general bias toward value investing continued to dominate throughout the period. Concerns about the direction and magnitude of growth in the U.S. economy also significantly influenced market leadership, as a clear defensive tone emerged with renewed investor interest in "mega caps" (that is, the largest companies as measured by market cap) evident across most sectors. This tended to favor market-capitalization-weighted indexes over individual growth stock selection. Furthermore, investor perceptions and definitions of growth and value became increasingly ambiguous against this backdrop. The new year opened with equity markets performing strongly until the end of February, when investor concerns over global risk premiums once again sent global equity markets into a corrective phase.

The performance of the Fund's equity portfolio was negatively influenced by our conviction that growth stocks were attractive investments, while the market, in general, had become more defensive. Consequently, the Fund's underperformance versus the largely market-weighted benchmark resulted from an underrepresentation in "mega cap" stocks, in addition to adverse security selection. In particular, we saw poor performance among portfolio holdings in the consumer discretionary, health care and information technology sectors. Conversely, stock selection in the materials and financials sectors was modestly favorable, as were the Fund's underweight positions in consumer staples and health care. The Fund's relative performance improved measurably by the end of the period (specifically, year-to-date through February), as our positioning gained investor acceptance.

Individual Fund holdings that detracted from performance during the six-month period included Medco Health Solutions, Inc., CVS Corp., WellPoint, Inc., Motorola, Inc. and Corning, Inc. At the same time, several names were notably additive to performance, including Cognizant Technology Solutions Corp., Infosys Technologies Ltd., Nike, Inc., Pall Corp. and Nalco Holding Co. Avoidance of Pfizer, Inc. and Johnson & Johnson aided relative performance, while lack of exposure to Microsoft Corp. detracted.


What changes were made to the portfolio during the period?

A mathematical formula is used to determine the allocation between the Fund's equity and fixed income components. During the six-month period, the Fund's equity component ranged from a high of 68.1% of net assets to a low of 55.6%, while the fixed income allocation ranged from as much as 44.4% of net assets to 31.9%. The Fund's fixed income component was invested in U.S. Treasury zero-coupon bonds set to mature close to the expiration of the Fund, which is seven years from its commencement of operations (November 13, 2009).



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



We made strides in repositioning the equity portfolio after the mid-2006 market correction to adjust to a more moderate rate of economic growth in the United States and shifts in sector leadership. To that end, we reduced our overweight position in energy to a slight underweight, while increasing our position in information technology from an underweight to a modest overweight. We also trimmed the portfolio's overweighting in industrials and exited the managed-care industry, thereby reducing overall exposure to the health care sector. Finally, we increased the portfolio's positions in the consumer discretionary and financials sectors, particularly in retail and capital markets-related companies, respectively.

In terms of individual stocks, significant additions included Coach Inc., Thermo Fisher Scientific, Inc., Target Corp., EMC Corp., The Goldman Sachs Group, Inc., American International Group, Inc., Oracle Corp. and Comcast Corp. Significant sales or reductions included WellPoint, Inc., Altria Group, Inc., Exxon Mobil Corp. (which we sold and repurchased within the period), Bank of America Corp., Medco Health Solutions, Inc., CVS Corp., The Procter & Gamble Co., Valero Energy Corp., Alcon, Inc., GlaxoSmithKline Plc and Amgen, Inc.


How would you characterize the Fund's position at the close of the period?

In seeking to meet its objective of principal protection and potential for capital growth, the allocation between the Fund's fixed income and equity components will continue to vary as market conditions change. As of February 28, 2007, the Fund was invested 57.8% in equities and 42.2% in fixed income securities. This compared to 58.8% equities and 41.2% fixed income at August 31, 2006.

U.S. economic growth (that is, gross domestic product growth) has slowed to a slightly below-trend rate of expansion (in the area of 2% - 3%). We view this as a typical mid-cycle slowdown and do not expect a recession to unfold. In fact, we suspect there is upside risk to accelerating economic growth in the United States by year-end 2007. At this time, it appears as if inflation expectations have been well-contained via adequate Federal Reserve Board policy initiatives. While most other global economies, particularly those in Europe and Asia, continue to experience strong rates of growth, we are reviewing portfolio positioning in light of apparent changes recently (late February) in market risk parameters. Although this mid-cycle slowdown may challenge broader market (S&P 500 Index) earnings growth over the near term, we believe it should provide an attractive investment environment for select growth stocks going forward.

At the end of the period, the Fund's equity portfolio was overweight relative to its benchmark in the consumer discretionary, information technology and materials sectors, and had significant underweights in consumer staples and health care.


Thomas E. Burke, CFA
Vice President and Equity Portfolio Manager


March 12, 2007


If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-441-7762.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Performance Data


About Fund Performance


Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:


* Institutional Shares are not subject to any front-end sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results


                                                               6-Month            12-Month       Since Inception
As of February 28, 2007                                      Total Return       Total Return       Total Return
Institutional Shares*                                            +1.58%            + 1.13%            +17.88%
Investor A Shares*                                               +1.58             + 0.94             +16.71
Investor B Shares*                                               +1.20             + 0.16             +12.93
Investor C Shares*                                               +1.09             + 0.16             +12.86
S&P 500 (R) Index**                                              +8.93             +11.97             +72.41
S&P 500 Citigroup Growth Index***                                +7.18             + 7.93             +47.93
Lehman Brothers Aggregate Bond Index****                         +3.66             + 5.54             +19.44

     * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.

    ** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the
       U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of
       NYSE issues. Since inception total return is from 11/13/02.

   *** This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth"
       performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. Since inception total return is from 11/13/02.

  **** This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
       Since inception total return is from 11/13/02.

       S&P 500 is a registered trademark of the McGraw-Hill Companies.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Performance Data (concluded)


Total Return Based on a $10,000 Investment


A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++, Investor A Shares*++, Investor B Shares*++ and Investor C Shares*++ compared to a similar investment in S&P 500 Citigroup Growth Index++++, S&P 500 Index++++++ and Lehman Brothers Aggregate Bond Index++++++++. Values illustrated are as follows:


Institutional Shares*++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $ 9,890.00
February 2004                           $11,221.00
February 2005                           $11,052.00
February 2006                           $11,656.00
February 2007                           $11,788.00


Investor A Shares*++

Date                                      Value

11/13/2002**                            $ 9,475.00
February 2003                           $ 9,361.00
February 2004                           $10,602.00
February 2005                           $10,412.00
February 2006                           $10,956.00
February 2007                           $11,058.00


Investor B Shares*++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $ 9,859.00
February 2004                           $11,074.00
February 2005                           $10,800.00
February 2006                           $11,275.00
February 2007                           $11,098.00


Investor C Shares*++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $ 9,859.00
February 2004                           $11,081.00
February 2005                           $10,798.00
February 2006                           $11,269.00
February 2007                           $11,286.00


S&P 500 Citigroup Growth Index++++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $ 9,510.00
February 2004                           $12,790.00
February 2005                           $13,070.00
February 2006                           $13,705.00
February 2007                           $14,793.00


S&P 500 Index++++++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $ 9,586.00
February 2004                           $13,278.00
February 2005                           $14,205.00
February 2006                           $15,398.00
February 2007                           $17,241.00


Lehman Brothers Aggregate Bond Index++++++++

Date                                      Value

11/13/2002**                            $10,000.00
February 2003                           $10,287.00
February 2004                           $10,754.00
February 2005                           $11,015.00
February 2006                           $11,317.00
February 2007                           $11,944.00


       * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

      ** Commencement of operations.

      ++ The Fund consists primarily of common stocks and U.S. Treasury bonds, including zero coupon bonds.

    ++++ This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.

  ++++++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

++++++++ This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

         Past performance is not indicative of future results.



Average Annual Total Return


                                                           Return

Institutional Shares

One Year Ended 2/28/07                                       +1.13%
Inception (11/13/02)
through 2/28/07                                              +3.91



                                      Return Without    Return With
                                       Sales Charge    Sales Charge*
Investor A Shares

One Year Ended 2/28/07                     +0.94%            -4.36%
Inception (11/13/02)
through 2/28/07                            +3.66             +2.37



                                      Return Without    Return With
                                           CDSC          CDSC++++++
Investor B Shares++

One Year Ended 2/28/07                     +0.16%            -4.08%
Inception (11/13/02)
through 2/28/07                            +2.87             +2.46



                                      Return Without    Return With
                                           CDSC          CDSC++++++
Investor C Shares++++

One Year Ended 2/28/07                     +0.16%            -0.79%
Inception (11/13/02)
through 2/28/07                            +2.86             +2.86


       * Assuming maximum sales charge of 5.25%.

      ++ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.

    ++++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

  ++++++ Assuming payment of applicable contingent deferred sales charge.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2006 and held through February 28, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value    September 1, 2006
                                                             September 1,       February 28,     to February 28,
                                                                 2006               2007               2007
Actual

Institutional                                                   $1,000           $1,015.80            $ 9.10
Investor A                                                      $1,000           $1,015.80            $10.35
Investor B                                                      $1,000           $1,012.00            $14.12
Investor C                                                      $1,000           $1,010.90            $14.11

Hypothetical (5% annual return before expenses)**

Institutional                                                   $1,000           $1,015.77            $ 9.10
Investor A                                                      $1,000           $1,014.54            $10.34
Investor B                                                      $1,000           $1,010.77            $14.11
Investor C                                                      $1,000           $1,010.77            $14.11

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.82% for Institutional, 2.07% for Investor A, 2.83% for Investor B and 2.83% for Investor C),
   multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Schedule of Investments as of February 28, 2007 (Unaudited)


                                                         Shares
Industry        Common Stocks                              Held        Value

Aerospace & Defense--2.2%

                Lockheed Martin Corp.                    12,200   $   1,186,816
                United Technologies Corp.                12,400         813,812
                                                                  -------------
                                                                      2,000,628

Beverages--0.8%

                PepsiCo, Inc.                            11,800         745,170

Biotechnology--1.9%

                Genentech, Inc. (a)                      14,800       1,248,676
                Gilead Sciences, Inc. (a)                 6,500         465,140
                                                                  -------------
                                                                      1,713,816

Capital Markets--3.9%

                The Charles Schwab Corp.                 51,900         959,112
                Fortress Investment Group LLC             3,300          99,660
                Franklin Resources, Inc.                  7,000         821,730
                The Goldman Sachs Group, Inc.             4,400         887,040
                State Street Corp.                       12,900         845,079
                                                                  -------------
                                                                      3,612,621

Chemicals--2.6%

                Air Products & Chemicals, Inc.            9,800         733,236
                Monsanto Co.                             10,300         542,707
                Nalco Holding Co.                        17,800         425,420
                Praxair, Inc.                            11,400         703,266
                                                                  -------------
                                                                      2,404,629

Communications Equipment--3.4%

                Cisco Systems, Inc. (a)                  63,700       1,652,378
                Corning, Inc. (a)                        27,000         557,010
                QUALCOMM, Inc.                           22,400         902,272
                                                                  -------------
                                                                      3,111,660

Computers & Peripherals--2.0%

                Apple Computer, Inc. (a)                  2,500         211,525
                EMC Corp. (a)                            71,200         993,240
                Seagate Technology                       11,600         312,040
                Western Digital Corp. (a)                14,200         272,214
                                                                  -------------
                                                                      1,789,019

Construction & Engineering--0.7%

                Fluor Corp.                               4,400         371,668
                Jacobs Engineering Group, Inc. (a)        3,500         316,190
                                                                  -------------
                                                                        687,858

Diversified Financial Services--2.1%

                Chicago Mercantile Exchange
                  Holdings, Inc.                          1,300         700,869
                Citigroup, Inc.                          11,800         594,720
                JPMorgan Chase & Co.                     13,700         676,780
                                                                  -------------
                                                                      1,972,369

Electrical Equipment--1.0%

                Emerson Electric Co.                     20,500         883,345

Energy Equipment & Services--5.5%

                Baker Hughes, Inc.                        8,000         520,880
                Cameron International Corp. (a)           5,300         300,457
                FMC Technologies, Inc. (a)                4,900         322,322
                Grant Prideco, Inc. (a)                  13,200         573,012
                Halliburton Co.                          19,300         595,984
                National Oilwell Varco, Inc. (a)         10,600         738,184
                Schlumberger Ltd.                        14,200         891,760
                Transocean, Inc. (a)                      7,700         590,436
                Weatherford International Ltd. (a)       13,300         533,995
                                                                  -------------
                                                                      5,067,030



                                                         Shares
Industry        Common Stocks                              Held        Value

Health Care Equipment & Supplies--1.6%

                Alcon, Inc.                               6,400   $     797,568
                Intuitive Surgical, Inc. (a)              3,100         344,410
                Varian Medical Systems, Inc. (a)          6,200         284,890
                                                                  -------------
                                                                      1,426,868

Health Care Providers & Services--0.4%

                Laboratory Corp. of America
                  Holdings (a)                            4,300         342,925

Hotels, Restaurants & Leisure--3.1%

                International Game Technology            12,200         503,250
                McDonald's Corp.                         12,900         563,988
                Starbucks Corp. (a)                      38,200       1,180,380
                Yum! Brands, Inc.                         9,700         562,018
                                                                  -------------
                                                                      2,809,636

Household Products--1.2%

                The Procter & Gamble Co.                 18,000       1,142,820

IT Services--3.4%

                Cognizant Technology Solutions
                  Corp. (a)                               9,800         883,960
                Infosys Technologies Ltd.                15,500         728,602
                Paychex, Inc.                            17,600         715,088
                Satyam Computer Services Ltd.            30,500         286,040
                Tata Consultancy Services Ltd.           17,700         476,859
                                                                  -------------
                                                                      3,090,549

Industrial Conglomerates--2.6%

                General Electric Co.                     52,900       1,847,268
                Textron, Inc.                             5,900         544,511
                                                                  -------------
                                                                      2,391,779

Insurance--0.9%

                American International Group, Inc.       12,400         832,040

Internet Software & Services--3.1%

                Akamai Technologies, Inc. (a)            14,100         727,137
                Google, Inc. Class A (a)                  3,100       1,393,295
                Yahoo! Inc. (a)                          24,300         749,898
                                                                  -------------
                                                                      2,870,330

Life Sciences Tools & Services--1.6%

                Covance, Inc. (a)                         5,600         345,296
                Thermo Fisher Scientific, Inc. (a)       25,500       1,154,385
                                                                  -------------
                                                                      1,499,681

Media--1.8%

                Comcast Corp. Class A (a)                26,350         677,722
                Walt Disney Co.                          28,600         979,836
                                                                  -------------
                                                                      1,657,558

Metals & Mining--0.3%

                Allegheny Technologies, Inc.              3,100         317,595

Multiline Retail--3.0%

                JC Penney Co., Inc.                       5,600         454,216
                Kohl's Corp. (a)                          8,700         600,213
                Nordstrom, Inc.                          12,100         642,389
                Target Corp.                             17,500       1,076,775
                                                                  -------------
                                                                      2,773,593

Oil, Gas & Consumable Fuels--1.2%

                Exxon Mobil Corp.                        15,200       1,089,536

Pharmaceuticals--1.5%

                Novartis AG (b)                           5,600         310,408
                Novartis AG Registered Shares             9,400         521,715
                Roche Holding AG                          3,300         587,232
                                                                  -------------
                                                                      1,419,355



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Schedule of Investments (concluded)


                                                         Shares
Industry        Common Stocks                              Held        Value

Software--2.5%

                Activision, Inc. (a)                     18,000   $     300,960
                Adobe Systems, Inc. (a)                  14,300         561,275
                Electronic Arts, Inc. (a)                11,900         599,998
                Oracle Corp. (a)                         51,900         852,717
                                                                  -------------
                                                                      2,314,950

Specialty Retail--1.5%

                Best Buy Co., Inc.                       12,900         599,463
                Staples, Inc.                            28,350         737,667
                                                                  -------------
                                                                      1,337,130

Textiles, Apparel & Luxury Goods--2.2%

                Coach Inc. (a)                           25,100       1,184,720
                Nike, Inc. Class B                        7,800         814,866
                                                                  -------------
                                                                      1,999,586

                Total Common Stocks
                (Cost--$45,496,272)--58.0%                           53,304,076



         Face
       Amount   U.S. Government Obligations                            Value

                U.S. Treasury STRIPS (d)(f):
 $ 20,788,000     3.724% due 8/15/2009                            $  18,609,272
   21,855,000     3.858% due 11/15/2009                              19,360,514

                Total U.S. Government Obligations
                (Cost--$38,705,026)--41.3%                           37,969,786


   Beneficial
     Interest   Short-Term Securities

 $    498,200   BlackRock Liquidity Series, LLC
                Cash Sweep Series, 5.33% (c)(e)                         498,200

                Total Short-Term Securities
                (Cost--$498,200)--0.5%                                  498,200

Total Investments (Cost--$84,699,498*)--99.8%                        91,772,062
Other Assets Less Liabilities--0.2%                                     219,247
                                                                  -------------
Net Assets--100.0%                                                $  91,991,309
                                                                  =============


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     85,325,205
                                                   ================
    Gross unrealized appreciation                  $      8,369,718
    Gross unrealized depreciation                       (1,922,861)
                                                   ----------------
    Net unrealized appreciation                    $      6,446,857
                                                   ================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                        $(103,941)       $  26,471


(d) Separately Traded Registered Interest and Principal of Securities
    (STRIPS).

(e) Represents the current yield as of February 28, 2007.

(f) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

    See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Statement of Assets and Liabilities

As of February 28, 2007 (Unaudited)
Assets

       Investments in unaffiliated securities, at value (identified cost--$84,201,298)                            $    91,273,862
       Investments in affiliated securities, at value (identified cost--$498,200)                                         498,200
       Foreign cash (cost--$3,240)                                                                                          3,195
       Receivables:
           Securities sold                                                                     $     9,069,873
           Dividends                                                                                    49,877          9,119,750
                                                                                               ---------------
       Prepaid expenses                                                                                                     1,327
                                                                                                                  ---------------
       Total assets                                                                                                   100,896,334
                                                                                                                  ---------------

Liabilities

       Deferred foreign capital gain tax                                                                                  134,500
       Payables:
           Securities purchased                                                                      7,998,310
           Beneficial interest redeemed                                                                486,554
           Financial warranty fee                                                                      127,246
           Distributor                                                                                  61,166
           Investment adviser                                                                           47,735
           Other affiliates                                                                              2,930          8,723,941
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                              46,584
                                                                                                                  ---------------
       Total liabilities                                                                                                8,905,025
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $    91,991,309
                                                                                                                  ===============

Net Assets Consist of

       Paid-in capital, unlimited number of shares of beneficial interest authorized                              $    84,019,285
       Accumulated investment loss--net                                                        $     (280,228)
       Undistributed realized capital gains--net                                                     1,314,233
       Unrealized appreciation--net                                                                  6,938,019
                                                                                               ---------------
       Total accumulated earnings--net                                                                                  7,972,024
                                                                                                                  ---------------
       Net Assets                                                                                                 $    91,991,309
                                                                                                                  ===============

Net Asset Value

       Institutional--Based on net assets of $4,313,072 and 434,600 shares of beneficial
       interest outstanding                                                                                       $          9.92
                                                                                                                  ===============
       Investor A--Based on net assets of $6,245,894 and 630,423 shares of beneficial
       interest outstanding                                                                                       $          9.91
                                                                                                                  ===============
       Investor B--Based on net assets of $47,657,405 and 4,879,557 shares of beneficial
       interest outstanding                                                                                       $          9.77
                                                                                                                  ===============
       Investor C--Based on net assets of $33,774,938 and 3,449,431 shares of beneficial
       interest outstanding                                                                                       $          9.79
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Statement of Operations

For the Six Months Ended February 28, 2007 (Unaudited)
Investment Income

       Interest (including $26,471 from affiliates)                                                               $       799,147
       Dividends (net of $5,171 foreign withholding tax credit)                                                           313,193
                                                                                                                  ---------------
       Total income                                                                                                     1,112,340
                                                                                                                  ---------------

Expenses

       Financial warranty fee                                                                  $       411,861
       Investment advisory fees                                                                        330,053
       Service and distribution fees--Investor B                                                       262,214
       Service and distribution fees--Investor C                                                       183,359
       Accounting services                                                                              38,765
       Transfer agent fees--Investor B                                                                  37,737
       Transfer agent fees--Investor C                                                                  26,764
       Professional fees                                                                                21,891
       Printing and shareholder reports                                                                 20,338
       Custodian fees                                                                                   18,318
       Service fees--Investor A                                                                          8,419
       Trustees' fees and expenses                                                                       8,040
       Transfer agent fees--Investor A                                                                   4,381
       Transfer agent fees--Institutional                                                                3,095
       Pricing fees                                                                                      1,113
       Other                                                                                             8,859
                                                                                               ---------------
       Total expenses                                                                                                   1,385,207
                                                                                                                  ---------------
       Investment loss--net                                                                                             (272,867)
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

       Realized gain (loss) on:
           Investments--net (including $42,241 in foreign capital gain tax)                          3,229,979
           Foreign currency transactions--net                                                          (2,255)          3,227,724
                                                                                               ---------------
       Change in unrealized appreciation/depreciation on:
           Investments--net (including $94,512 deferred foreign capital gain tax)                  (1,528,759)
           Foreign currency transactions--net                                                            1,398        (1,527,361)
                                                                                               ---------------    ---------------
       Total realized and unrealized gain--net                                                                          1,700,363
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     1,427,496
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Statements of Changes in Net Assets

                                                                                                For the Six          For the
                                                                                                Months Ended        Year Ended
                                                                                             February 28, 2007      August 31,
Increase (Decrease) in Net Assets:                                                              (Unaudited)            2006
Operations

       Investment loss--net                                                                    $     (272,867)    $     (709,039)
       Realized gain--net                                                                            3,227,724          4,827,390
       Change in unrealized appreciation/depreciation--net                                         (1,527,361)        (2,072,026)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          1,427,496          2,046,325
                                                                                               ---------------    ---------------

Dividends and Distributions to Shareholders

       Investment income--net:
           Institutional                                                                                    --            (2,545)
           Investor A                                                                                       --            (1,577)
           Investor B                                                                                       --           (28,563)
           Investor C                                                                                       --           (18,733)
       Realized gain--net:
           Institutional                                                                             (284,119)          (289,864)
           Investor A                                                                                (414,278)          (165,171)
           Investor B                                                                              (3,136,898)        (2,574,206)
           Investor C                                                                              (2,207,878)        (1,696,805)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (6,043,173)        (4,777,464)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net decrease in net assets derived from beneficial interest transactions                   (12,164,790)       (34,010,687)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (16,780,467)       (36,741,826)
       Beginning of period                                                                         108,771,776        145,513,602
                                                                                               ---------------    ---------------
       End of period*                                                                          $    91,991,309    $   108,771,776
                                                                                               ===============    ===============
           * Accumulated investment loss--net                                                  $     (280,228)    $       (7,361)
                                                                                               ===============    ===============

         See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Financial Highlights

                                                                                      Institutional

                                                         For the Six                                             For the Period
The following per share data and ratios                  Months Ended                                         November 13, 2002++
have been derived from information                    February 28, 2007       For the Year Ended August 31,      to August 31,
provided in the financial statements.                    (Unaudited)        2006           2005         2004          2003
Per Share Operating Performance

Net asset value, beginning of period                      $     10.37    $     10.57    $     10.52    $     10.40    $     10.00
                                                          -----------    -----------    -----------    -----------    -----------
Investment income--net                                          .02**          .04**          .10**          .03**            .06
Realized and unrealized gain--net                                 .15            .21            .63            .16            .35
                                                          -----------    -----------    -----------    -----------    -----------
Total from investment operations                                  .17            .25            .73            .19            .41
                                                          -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
   Investment income--net                                          --        --+++++             --          (.07)          (.01)
   Realized gain--net                                           (.62)          (.45)          (.68)             --             --
                                                          -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                               (.62)          (.45)          (.68)          (.07)          (.01)
                                                          -----------    -----------    -----------    -----------    -----------
Net asset value, end of period                            $      9.92    $     10.37    $     10.57    $     10.52    $     10.40
                                                          ===========    ===========    ===========    ===========    ===========

Total Investment Return

Based on net asset value per share                           1.58%+++          2.32%          7.03%          1.79%       4.10%+++
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                                        1.82%*          1.74%          1.73%          1.74%         1.86%*
                                                          ===========    ===========    ===========    ===========    ===========
Expenses                                                       1.82%*          1.74%          1.73%          1.75%         1.86%*
                                                          ===========    ===========    ===========    ===========    ===========
Investment income--net                                          .37%*           .39%           .99%           .27%          .67%*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)                  $     4,313    $     5,333    $     7,306    $    11,675    $    17,503
                                                          ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                             45.18%         45.60%         58.17%         71.29%        106.91%
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ** Based on average shares outstanding.

     ++ Commencement of operations.

    +++ Aggregate total investment return.

  +++++ Amount is less than ($.01) per share.

        See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Financial Highlights (continued)

                                                                                        Investor A

                                                         For the Six                                             For the Period
The following per share data and ratios                  Months Ended                                         November 13, 2002++
have been derived from information                    February 28, 2007       For the Year Ended August 31,      to August 31,
provided in the financial statements.                    (Unaudited)        2006           2005         2004          2003
Per Share Operating Performance

Net asset value, beginning of period                      $     10.36    $     10.57    $     10.49    $     10.38    $     10.00
                                                          -----------    -----------    -----------    -----------    -----------
Investment income--net                                         .01***         .01***         .08***     --***+++++            .04
Realized and unrealized gain--net                                 .16            .20            .63            .16            .35
                                                          -----------    -----------    -----------    -----------    -----------
Total from investment operations                                  .17            .21            .71            .16            .39
                                                          -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
   Investment income--net                                          --         --++++             --          (.05)          (.01)
   Realized gain--net                                           (.62)          (.42)          (.63)             --             --
                                                          -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                               (.62)          (.42)          (.63)          (.05)          (.01)
                                                          -----------    -----------    -----------    -----------    -----------
Net asset value, end of period                            $      9.91    $     10.36    $     10.57    $     10.49    $     10.38
                                                          ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share                           1.58%+++          1.99%          6.82%          1.50%       3.90%+++
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                                        2.07%*          1.99%          1.98%          1.99%         2.11%*
                                                          ===========    ===========    ===========    ===========    ===========
Expenses                                                       2.07%*          1.99%          1.98%          2.00%         2.11%*
                                                          ===========    ===========    ===========    ===========    ===========
Investment income--net                                          .10%*           .14%           .75%           .02%          .41%*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)                  $     6,246    $     3,265    $     4,955    $     8,309    $    15,668
                                                          ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                             45.18%         45.60%         58.17%         71.29%        106.91%
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

    *** Based on average shares outstanding.

     ++ Commencement of operations.

   ++++ Amount is less than ($.01) per share.

    +++ Aggregate total investment return.

  +++++ Amount is less than $.01 per share.

        See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Financial Highlights (continued)

                                                                                        Investor B

                                                         For the Six                                             For the Period
The following per share data and ratios                  Months Ended                                         November 13, 2002++
have been derived from information                    February 28, 2007       For the Year Ended August 31,      to August 31,
provided in the financial statements.                    (Unaudited)        2006           2005         2004          2003
Per Share Operating Performance

Net asset value, beginning of period                      $     10.26    $     10.50    $     10.39    $     10.31    $     10.00
                                                          -----------    -----------    -----------    -----------    -----------
Investment loss--net                                         (.03)***       (.07)***       (.01)***       (.08)***          (.03)
Realized and unrealized gain--net                                 .16            .19            .63            .16            .35
                                                          -----------    -----------    -----------    -----------    -----------
Total from investment operations                                  .13            .12            .62            .08            .32
                                                          -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
   Investment income--net                                          --        --+++++             --        --+++++          (.01)
   Realized gain--net                                           (.62)          (.36)          (.51)             --             --
                                                          -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                               (.62)          (.36)          (.51)        --+++++          (.01)
                                                          -----------    -----------    -----------    -----------    -----------
Net asset value, end of period                            $      9.77    $     10.26    $     10.50    $     10.39    $     10.31
                                                          ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share                           1.20%+++          1.16%          6.04%           .81%       3.20%+++
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                                        2.83%*          2.76%          2.75%          2.76%         2.88%*
                                                          ===========    ===========    ===========    ===========    ===========
Expenses                                                       2.83%*          2.76%          2.75%          2.76%         2.88%*
                                                          ===========    ===========    ===========    ===========    ===========
Investment loss--net                                          (.63%)*         (.63%)         (.06%)         (.74%)        (.36%)*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)                  $    47,657    $    60,613   $     79,793    $    96,961    $   117,426
                                                          ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                             45.18%         45.60%         58.17%         71.29%        106.91%
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

    *** Based on average shares outstanding.

     ++ Commencement of operations.

    +++ Aggregate total investment return.

  +++++ Amount is less than ($.01) per share.

        See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007


Financial Highlights (concluded)

                                                                                        Investor C

                                                         For the Six                                             For the Period
The following per share data and ratios                  Months Ended                                         November 13, 2002++
have been derived from information                    February 28, 2007       For the Year Ended August 31,      to August 31,
provided in the financial statements.                    (Unaudited)        2006           2005         2004          2003
Per Share Operating Performance

Net asset value, beginning of period                      $     10.29    $     10.52    $     10.39    $     10.31    $     10.00
                                                          -----------    -----------    -----------    -----------    -----------
Investment loss--net                                         (.03)***       (.07)***       (.01)***       (.08)***          (.03)
Realized and unrealized gain--net                                 .15            .20            .63            .16            .35
                                                          -----------    -----------    -----------    -----------    -----------
Total from investment operations                                  .12            .13            .62            .08            .32
                                                          -----------    -----------    -----------    -----------    -----------
Less dividends and distributions:
   Investment income--net                                          --        --+++++             --             --          (.01)
   Realized gain--net                                           (.62)          (.36)          (.49)             --             --
                                                          -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                               (.62)          (.36)          (.49)             --          (.01)
                                                          -----------    -----------    -----------    -----------    -----------
Net asset value, end of period                            $      9.79    $     10.29    $     10.52    $     10.39    $     10.31
                                                          ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share                           1.09%+++          1.23%          6.05%           .78%       3.20%+++
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                                        2.83%*          2.76%          2.75%          2.76%         2.88%*
                                                          ===========    ===========    ===========    ===========    ===========
Expenses                                                       2.83%*          2.76%          2.75%          2.76%         2.88%*
                                                          ===========    ===========    ===========    ===========    ===========
Investment loss--net                                          (.64%)*         (.63%)         (.06%)         (.75%)        (.36%)*
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)                  $    33,775    $    39,561    $    53,459    $    71,216    $   101,111
                                                          ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                             45.18%         45.60%         58.17%         71.29%        106.91%
                                                          ===========    ===========    ===========    ===========    ===========

      * Annualized.

     ** Total investment returns exclude the effects of sales charges.

    *** Based on average shares outstanding.

     ++ Commencement of operations.

    +++ Aggregate total investment return.

  +++++ Amount is less than ($.01) per share.

        See Notes to Financial Statements.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock Fundamental Growth Principal Protected Fund (the "Fund") is part of BlackRock Principal Protected Trust (the "Trust"). The Fund is a separate diversified series of the Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date without the principal protection feature. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A, Investor B and Investor C Shares, respectively. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the under-lying security or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (continued)


(e) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (continued)


The Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Fund's manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. The Manager has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 1.99%. This arrangement has a one-year term and is automatically renewable.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                             Service       Distribution
                                                 Fee                Fee

Investor A                                      .25%                 --
Investor B                                      .25%               .75%
Investor C                                      .25%               .75%


Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B and Investor C shareholders.

For the six months ended February 28, 2007, MLPF&S received contingent deferred sales charges of $73,374 and $50 relating to transactions in Investor B and Investor C Shares, respectively.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to ensure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the share-holder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to ensure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to February 28, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (continued)


                                         Call Center
                                                Fees

Institutional                                   $ 20
Investor A                                      $ 39
Investor B                                      $580
Investor C                                      $242


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or its affiliates.

In addition, MLPF&S received $12,123 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 2007.

For the six months ended February 28, 2007, the Fund reimbursed MLIM and the Manager $181 and $904, respectively, for certain accounting services.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, PSI, FDS, FAMD, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2007 were $46,031,498 and $65,405,228, respectively.


4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $12,164,790 and $34,010,687 for the six months ended February 28, 2007 and the year ended August 31, 2006, respectively.

Transactions in beneficial interest for each class were as follows:



Institutional Shares for
the Six Months Ended                                             Dollar
February 28, 2007                             Shares             Amount

Shares issued to shareholders in
   reinvestment of distributions              26,309    $       264,144
Shares redeemed                            (106,081)        (1,091,021)
                                     ---------------    ---------------
Net decrease                                (79,772)    $     (826,877)
                                     ===============    ===============



Institutional Shares for the                                     Dollar
Year Ended August 31, 2006                    Shares             Amount

Shares issued to shareholders in
   reinvestment of dividends and
   distributions                              25,624    $       268,304
Shares redeemed                            (202,234)        (2,113,929)
                                     ---------------    ---------------
Net decrease                               (176,610)    $   (1,845,625)
                                     ===============    ===============



Investor A Shares for
the Six Months Ended                                             Dollar
February 28, 2007                             Shares             Amount

Shares converted*                            456,908    $     4,738,176
Shares issued to shareholders in
   reinvestment of distributions              38,340            384,554
                                     ---------------    ---------------
Total issued                                 495,248          5,122,730
Shares redeemed                            (179,879)        (1,854,351)
                                     ---------------    ---------------
Net increase                                 315,369    $     3,268,379
                                     ===============    ===============



Investor A Shares for the                                        Dollar
Year Ended August 31, 2006                    Shares             Amount

Shares issued to shareholders in
   reinvestment of dividends and
   distributions                              15,274    $       160,236
Shares redeemed                            (169,014)        (1,777,713)
                                     ---------------    ---------------
Net decrease                               (153,740)    $   (1,617,477)
                                     ===============    ===============



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Notes to Financial Statements (concluded)


Investor B Shares for
the Six Months Ended                                             Dollar
February 28, 2007                             Shares             Amount

Shares converted*                             13,044    $       133,708
Shares issued to shareholders in
   reinvestment of distributions             289,334          2,864,401
                                     ---------------    ---------------
Total issued                                 302,378          2,998,109
Shares redeemed                          (1,328,776)       (13,530,391)
                                     ---------------    ---------------
Net decrease                             (1,026,398)    $  (10,532,282)
                                     ===============    ===============



Investor B Shares for the                                        Dollar
Year Ended August 31, 2006                    Shares             Amount

Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             231,229    $     2,414,202
Shares redeemed                          (1,927,923)       (20,074,084)
                                     ---------------    ---------------
Net decrease                             (1,696,694)    $  (17,659,882)
                                     ===============    ===============



Investor C Shares for
the Six Months Ended                                             Dollar
February 28, 2007                             Shares             Amount

Shares issued to shareholders in
   reinvestment of distributions             208,110    $     2,066,527
Shares redeemed                            (604,414)        (6,140,537)
                                     ---------------    ---------------
Net decrease                               (396,304)    $   (4,074,010)
                                     ===============    ===============



Investor C Shares for the                                        Dollar
Year Ended August 31, 2006                    Shares             Amount

Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             154,053    $     1,613,048
Shares redeemed                          (1,391,597)       (14,500,751)
                                     ---------------    ---------------
Net decrease                             (1,237,544)    $  (12,887,703)
                                     ===============    ===============

 * In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A Shares.


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 28, 2007.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Officers and Trustees


Robert C. Doll, Jr., President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Thomas E. Burke, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Examinations, with the U.S. Securities and Exchange Commission.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



BlackRock Funds


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account


The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



BlackRock Funds (concluded)


Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



A World-Class Mutual Fund Family


BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio+++
BlackRock NC Municipal MM Portfolio+++
BlackRock NJ Municipal MM Portfolio+++
BlackRock OH Municipal MM Portfolio+++
BlackRock PA Municipal MM Portfolio+++
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio+++


   * See the prospectus for information on specific limitations on investments in the fund.

  ++ Mixed asset fund.

 +++ Tax-exempt fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.



BLACKROCK FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND         FEBRUARY 28, 2007



Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Principal Protected Fund of
BlackRock Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: April 23, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: April 23, 2007